Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Asset Management & Custody Banks-11.60%
Bank of New York Mellon Corp. (The)	2,067,010	$231,711,821
Northern Trust Corp.	1,448,414	190,234,695
State Street Corp.	1,898,553	225,965,778
		647,912,294
Consumer Finance-3.77%
Capital One Financial Corp.	960,753	210,472,160
Diversified Banks-44.11%
Bank of America Corp.	8,604,097	461,609,804
Citigroup, Inc.	2,260,405	234,177,958
Comerica, Inc.(b)	973,530	78,252,341
Fifth Third Bancorp(b)	4,769,266	207,272,300
JPMorgan Chase & Co.	1,448,345	453,447,853
KeyCorp	8,305,448	152,654,134
PNC Financial Services Group, Inc. (The)	1,052,359	200,705,909
U.S. Bancorp	4,470,291	219,267,774
Wells Fargo & Co.	5,312,484	456,076,751
		2,463,464,824
Investment Banking & Brokerage-17.48%
Goldman Sachs Group, Inc. (The)	585,839	483,926,448
Morgan Stanley	2,901,214	492,219,967
		976,146,415
Regional Banks-22.87%
Citizens Financial Group, Inc.	3,267,168	176,753,789
East West Bancorp, Inc.	1,043,943	111,388,718
First Horizon Corp.	3,845,862	85,916,557
Huntington Bancshares, Inc.(b)	11,103,008	180,979,030
M&T Bank Corp.	1,082,409	205,895,840
Regions Financial Corp.	6,758,555	172,005,225
Truist Financial Corp.(b)	4,662,280	216,796,020
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation(b)	835,924	$68,152,884
Zions Bancorporation N.A.	1,118,116	59,517,314
		1,277,405,377
Total Common Stocks & Other Equity Interests (Cost $5,207,465,726)		5,575,401,070
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $2,848,889)	2,848,889	2,848,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $5,210,314,615)		5,578,249,959
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.09%
Invesco Private Government Fund, 4.00%(c)(d)(e)	15,274,139	15,274,139
Invesco Private Prime Fund, 4.12%(c)(d)(e)	45,318,810	45,332,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,606,545)		60,606,545
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $5,270,921,160)		5,638,856,504
OTHER ASSETS LESS LIABILITIES-(0.97)%		(54,245,178)
NET ASSETS-100.00%		$5,584,611,326

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,927,604	$53,024,458	$(55,103,173)	$-	$-	$2,848,889	$56,242
See accompanying notes which are an integral part of this schedule.

Invesco KBW Bank ETF (KBWB)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,121,444	$207,982,189	$(195,829,494)	$-	$-	$15,274,139	$102,310 *
Invesco Private Prime Fund	8,108,790	354,713,366	(317,489,530)	(676)	456	45,332,406	274,728 *
Total	$16,157,838	$615,720,013	$(568,422,197)	$(676)	$456	$63,455,434	$433,280

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E Mini Financial Select Sector Futures	59	December-2025	$9,694,585	$(200,586)	$(200,586)

(a)	Futures contracts collateralized by $2,283,352 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-67.03%
Asset Management & Custody Banks-6.77%
AllianceBernstein Holding L.P.	197,068	$8,140,879
Artisan Partners Asset Management, Inc., Class A	135,447	5,618,342
Carlyle Secured Lending, Inc., BDC(b)	830,194	10,501,954
Franklin Resources, Inc.	197,421	4,459,740
		28,720,915
Consumer Finance-1.61%
OneMain Holdings, Inc.	110,401	6,848,174
Life & Health Insurance-2.12%
Lincoln National Corp.	99,186	4,080,512
Prudential Financial, Inc.	45,603	4,936,525
		9,017,037
Mortgage REITs-44.74%
Adamas Trust, Inc.	1,558,513	11,875,869
AGNC Investment Corp.(b)	1,535,180	16,104,038
Annaly Capital Management, Inc.	633,276	14,438,693
Arbor Realty Trust, Inc.(b)	854,813	7,616,384
ARMOUR Residential REIT, Inc.(b)	1,247,779	21,861,088
Dynex Capital, Inc.	1,300,790	18,224,068
Ellington Financial, Inc.	851,511	11,665,701
Invesco Mortgage Capital, Inc.(b)(c)	2,258,508	18,519,766
MFA Financial, Inc.	1,405,584	13,521,718
Orchid Island Capital, Inc.(b)	2,933,928	21,212,299
PennyMac Mortgage Investment Trust(b)	1,072,264	13,767,870
Ready Capital Corp.(b)	2,797,999	7,078,937
Two Harbors Investment Corp.(b)	1,381,132	14,004,678
		189,891,109
Regional Banks-9.16%
Capitol Federal Financial, Inc.	822,288	5,435,324
First Interstate BancSystem, Inc., Class A	178,330	5,856,357
Flushing Financial Corp.	471,996	7,745,454
Kearny Financial Corp.	980,709	6,737,471
Northwest Bancshares, Inc.	507,697	6,072,056
Washington Trust Bancorp, Inc.	247,285	7,022,894
		38,869,556
Transaction & Payment Processing Services-2.63%
Western Union Co. (The)(b)	1,269,950	11,162,861
Total Common Stocks & Other Equity Interests (Cost $293,076,580)		284,509,652
	Shares	Value

Closed-End Funds-32.74%
Barings BDC, Inc.	1,077,610	$9,860,132
BlackRock TCP Capital Corp., BDC(b)	1,953,552	11,721,312
CION Investment Corp., BDC	1,253,748	12,738,080
Fidus Investment Corp., BDC(b)	499,510	9,845,342
FS KKR Capital Corp., BDC	854,683	13,760,396
Goldman Sachs BDC, Inc., BDC	993,240	9,942,332
Main Street Capital Corp.(b)	70,717	4,104,415
MidCap Financial Investment Corp., BDC(b)	883,234	10,775,455
New Mountain Finance Corp., BDC	1,143,910	11,061,610
Oaktree Specialty Lending Corp.(b)	829,013	11,440,379
PennantPark Floating Rate Capital Ltd., BDC(b)	1,184,294	10,859,976
PennantPark Investment Corp., BDC (Acquired 12/16/2022 - 09/20/2024; Cost $10,862,006)(b)(d)	1,836,639	11,148,399
Trinity Capital, Inc., BDC(b)	789,399	11,690,999
		138,948,827
Total Closed-End Funds (Cost $150,327,816)		138,948,827
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $443,404,396)		423,458,479
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.88%
Invesco Private Government Fund, 4.00%(c)(e)(f)	22,453,024	22,453,024
Invesco Private Prime Fund, 4.12%(c)(e)(f)	57,656,750	57,674,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,127,921)		80,127,071
TOTAL INVESTMENTS IN SECURITIES-118.65% (Cost $523,532,317)		503,585,550
OTHER ASSETS LESS LIABILITIES-(18.65)%		(79,146,552)
NET ASSETS-100.00%		$424,438,998

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$17,468,425	$421,121	$(240,013)	$891,811	$(21,578)	$18,519,766	$767,199
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$719,607	$10,133,217	$(10,852,824)	$-	$-	$-	$10,946
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,473,609	58,217,105	(55,237,690)	-	-	22,453,024	163,750 *
Invesco Private Prime Fund	50,585,881	101,342,814	(94,254,957)	(1,049)	1,358	57,674,047	436,785 *
Total	$88,247,522	$170,114,257	$(160,585,484)	$890,762	$(20,220)	$98,646,837	$1,378,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Diversified REITs-19.92%
Armada Hoffler Properties, Inc.(b)	1,360,458	$8,938,209
Broadstone Net Lease, Inc.(b)	432,177	7,593,350
CTO Realty Growth, Inc.(b)	602,734	10,897,431
Gladstone Commercial Corp.	847,492	9,373,261
Global Net Lease, Inc.(b)	1,567,700	12,870,817
		49,673,068
Health Care REITs-19.81%
Community Healthcare Trust, Inc.(b)	1,016,853	15,842,570
Global Medical REIT, Inc.(b)	274,675	9,110,970
Healthcare Realty Trust, Inc.(b)	409,195	7,459,625
Omega Healthcare Investors, Inc.	190,406	8,743,443
Sabra Health Care REIT, Inc.	423,076	8,254,213
		49,410,821
Hotel & Resort REITs-11.24%
Apple Hospitality REIT, Inc.	724,681	8,616,457
Park Hotels & Resorts, Inc.(b)	885,645	9,582,679
RLJ Lodging Trust(b)	1,302,956	9,824,288
		28,023,424
Industrial REITs-9.28%
Innovative Industrial Properties, Inc.(b)	302,459	14,956,598
LXP Industrial Trust(b)	168,663	8,180,155
		23,136,753
Multi-Family Residential REITs-2.81%
NexPoint Residential Trust, Inc.	220,544	7,015,505
Office REITs-17.07%
Brandywine Realty Trust(b)	4,224,088	14,488,622
Easterly Government Properties, Inc.(b)	442,325	9,642,685
Highwoods Properties, Inc.(b)	259,025	7,200,895
Kilroy Realty Corp.(b)	160,786	6,896,112
Peakstone Realty Trust(b)	318,308	4,351,270
		42,579,584
	Shares	Value
Other Specialized REITs-13.09%
EPR Properties	154,868	$8,094,950
Four Corners Property Trust, Inc.(b)	272,762	6,557,199
Gaming and Leisure Properties, Inc.	174,279	7,586,365
Outfront Media, Inc.	442,778	10,418,566
		32,657,080
Retail REITs-3.38%
Getty Realty Corp.(b)	296,139	8,431,077
Self-Storage REITs-3.34%
National Storage Affiliates Trust(b)	282,604	8,322,688
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $257,030,250)		249,250,000
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.35%
Invesco Private Government Fund, 4.00%(c)(d)(e)	14,802,205	14,802,205
Invesco Private Prime Fund, 4.12%(c)(d)(e)	38,443,332	38,454,865
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,257,348)		53,257,070
TOTAL INVESTMENTS IN SECURITIES-121.29% (Cost $310,287,598)		302,507,070
OTHER ASSETS LESS LIABILITIES-(21.29)%		(53,103,142)
NET ASSETS-100.00%		$249,403,928

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,239,497	$(7,239,497)	$-	$-	$-	$2,733
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,446,294	$44,744,174	$(45,388,263)	$-	$-	$14,802,205	$148,377 *
Invesco Private Prime Fund	40,163,621	101,850,779	(103,558,634)	(3,411)	2,510	38,454,865	402,599 *
Total	$55,609,915	$153,834,450	$(156,186,394)	$(3,411)	$2,510	$53,257,070	$553,709

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Multi-line Insurance-1.57%
Horace Mann Educators Corp.	141,776	$6,490,505
Property & Casualty Insurance-88.33%
Allstate Corp. (The)	158,454	33,747,533
American Financial Group, Inc.	118,651	16,340,616
American International Group, Inc.	396,389	30,188,986
Arch Capital Group Ltd.(b)	176,111	16,540,345
Assurant, Inc.	74,761	17,057,470
AXIS Capital Holdings Ltd.(c)	163,509	16,717,160
Chubb Ltd.	117,185	34,707,853
Cincinnati Financial Corp.	104,933	17,585,722
Hanover Insurance Group, Inc. (The)	92,895	17,236,667
Hartford Insurance Group, Inc. (The)	121,809	16,691,487
James River Group Holdings, Inc.	159,951	942,112
Kemper Corp.	218,604	8,901,555
Mercury General Corp.	192,974	17,969,739
ProAssurance Corp.(b)(c)	179,113	4,313,041
Progressive Corp. (The)	130,472	29,850,689
RLI Corp.	237,949	14,671,935
Selective Insurance Group, Inc.	206,005	16,183,753
Travelers Cos., Inc. (The)	118,699	34,762,189
Universal Insurance Holdings, Inc.	98,664	3,268,738
W.R. Berkley Corp.	224,829	17,466,965
		365,144,555
Reinsurance-9.82%
Everest Group Ltd.	47,143	14,816,573
RenaissanceRe Holdings Ltd. (Bermuda)	66,316	17,319,750
SiriusPoint Ltd. (Sweden)(b)	406,775	8,460,920
		40,597,243
Total Common Stocks & Other Equity Interests (Cost $392,123,792)		412,232,303
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $493,036)	493,036	$493,036
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $392,616,828)		412,725,339
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.04%
Invesco Private Prime Fund, 4.12%(d)(e)(f) (Cost $146,127)	146,083	146,127
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $392,762,955)		412,871,466
OTHER ASSETS LESS LIABILITIES-0.12%		505,507
NET ASSETS-100.00%		$413,376,973

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$331,630	$1,128,221	$(966,815)	$-	$-	$493,036	$3,525
See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$946,541	$21,654,813	$(22,601,354)	$-	$-	$-	$9,292 *
Invesco Private Prime Fund	2,464,132	55,438,829	(57,756,696)	(55)	(83)	146,127	24,794 *
Total	$3,742,303	$78,221,863	$(81,324,865)	$(55)	$(83)	$639,163	$37,611

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Regional Banks-99.84%
Ameris Bancorp	14,294	$1,082,913
Associated Banc-Corp	38,789	1,019,763
Atlantic Union Bankshares Corp., Class B	29,294	991,016
Banc of California, Inc.	41,723	769,372
Bank of Hawaii Corp.	11,256	737,718
Bank OZK	19,950	918,099
BankUnited, Inc.	21,283	919,638
BOK Financial Corp.(b)	9,390	1,057,502
Cadence Bank	27,829	1,108,707
Cathay General Bancorp	19,549	946,954
Columbia Banking System, Inc.	55,659	1,542,867
Commerce Bancshares, Inc.	16,900	911,079
Community Financial System, Inc.	14,958	849,016
Cullen/Frost Bankers, Inc.	8,112	1,003,617
CVB Financial Corp.	39,034	768,189
Eastern Bankshares, Inc.	59,879	1,127,522
F.N.B. Corp.	62,754	1,044,227
First Bancorp	45,402	897,598
First Commonwealth Financial Corp.	29,530	479,862
First Financial Bancorp	27,109	674,472
First Financial Bankshares, Inc.	28,163	879,812
First Hawaiian, Inc.	35,264	878,779
First Interstate BancSystem, Inc., Class A	29,652	973,772
Flagstar Bank N.A	81,653	999,433
Fulton Financial Corp.	51,525	935,179
Glacier Bancorp, Inc.	21,298	900,905
Hancock Whitney Corp.	16,627	1,007,430
Home BancShares, Inc.	35,159	986,562
Hope Bancorp, Inc.	36,208	384,529
Independent Bank Corp.(b)	14,115	1,016,986
Old National Bancorp	81,384	1,768,474
Pinnacle Financial Partners, Inc.	10,761	986,568
Popular, Inc.	8,331	955,649
Prosperity Bancshares, Inc.	15,151	1,041,025
Provident Financial Services, Inc.	37,005	709,756
Renasant Corp.	26,750	948,020
Simmons First National Corp., Class A	40,957	759,752
SouthState Bank Corp.	20,524	1,837,103
Synovus Financial Corp.	20,282	977,592
Texas Capital Bancshares, Inc.(c)	12,100	1,091,057
	Shares	Value
Regional Banks-(continued)
Trustmark Corp.	17,091	$664,840
UMB Financial Corp.	15,769	1,751,620
United Bankshares, Inc.	27,286	1,016,131
United Community Banks, Inc.	31,323	957,231
Valley National Bancorp	100,184	1,134,083
WaFd, Inc.	22,319	706,620
Webster Financial Corp.	33,665	2,006,434
WesBanco, Inc.	27,163	876,550
Wintrust Financial Corp.	13,907	1,863,816
WSFS Financial Corp.	15,836	883,807
		50,749,646
Total Common Stocks & Other Equity Interests (Cost $50,659,599)		50,749,646
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $38,621)	38,621	38,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $50,698,220)		50,788,267
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 4.00%(d)(e)(f)	474,946	474,946
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,218,861	1,219,227
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,694,173)		1,694,173
TOTAL INVESTMENTS IN SECURITIES-103.25% (Cost $52,392,393)		52,482,440
OTHER ASSETS LESS LIABILITIES-(3.25)%		(1,650,307)
NET ASSETS-100.00%		$50,832,133

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,546	$406,528	$(397,453)	$-	$-	$38,621	$368
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,664,981	$6,712,992	$(7,903,027)	$-	$-	$474,946	$15,751 *
Invesco Private Prime Fund	4,333,803	16,324,284	(19,438,798)	(89)	27	1,219,227	42,805 *
Total	$6,028,330	$23,443,804	$(27,739,278)	$(89)	$27	$1,732,794	$58,924

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,575,401,070	$-	$-	$5,575,401,070
Money Market Funds	2,848,889	60,606,545	-	63,455,434
Total Investments in Securities	5,578,249,959	60,606,545	-	5,638,856,504
Other Investments - Liabilities*
Futures Contracts	(200,586)	-	-	(200,586)
Total Investments	$5,578,049,373	$60,606,545	$-	$5,638,655,918
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$284,509,652	$-	$-	$284,509,652
Closed-End Funds	138,948,827	-	-	138,948,827
Money Market Funds	-	80,127,071	-	80,127,071
Total Investments	$423,458,479	$80,127,071	$-	$503,585,550
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$249,250,000	$-	$-	$249,250,000
Money Market Funds	-	53,257,070	-	53,257,070
Total Investments	$249,250,000	$53,257,070	$-	$302,507,070
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$412,232,303	$-	$-	$412,232,303
Money Market Funds	493,036	146,127	-	639,163
Total Investments	$412,725,339	$146,127	$-	$412,871,466

	Level 1	Level 2	Level 3	Total
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,749,646	$-	$-	$50,749,646
Money Market Funds	38,621	1,694,173	-	1,732,794
Total Investments	$50,788,267	$1,694,173	$-	$52,482,440

*	Unrealized appreciation (depreciation).